Contingencies and Litigation - Guarantor (Details) (USD $)	Dec. 31, 2012 loans
Guarantor Obligations [Line Items]
Outstanding student loan portfolio, loans	3,700,000
Outstanding principal balance - student loan portfolio	$ 53,000,000,000
Reserves for losses on defaulted loans	3,600,000
Other contingencies letter of credits [Member]
Guarantor Obligations [Line Items]
Maximum exposure, undiscounted	454,000,000
Surety bonds guarantee [Member]
Guarantor Obligations [Line Items]
Maximum exposure, undiscounted	$ 736,000,000